INTANGIBLE ASSETS AND GOODWILL - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Accumulated Amortization	$ (28,590)	$ (41,769)
Total estimated amortization expense	12,815
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	303,932	335,763
Accumulated Amortization	(28,590)	(41,769)
Net	275,342	293,994
Licenses
Intangible Asset, Acquired, Indefinite-Lived [Line Items]
Indefinite lived intangible assets -licenses	262,527	275,651
Customer Relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	30,600	31,300
Accumulated Amortization	(19,150)	(15,736)
Total estimated amortization expense	11,450	15,564
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(19,150)	(15,736)
Trade Names
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	1,400	2,100
Accumulated Amortization	(1,400)	(1,750)
Total estimated amortization expense	0	350
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(1,400)	(1,750)
Permit Application Costs
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	4,488	20,699
Accumulated Amortization	(3,123)	(18,270)
Total estimated amortization expense	1,365	2,429
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(3,123)	(18,270)
Other Intangibles
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	4,917	6,013
Accumulated Amortization	(4,917)	(6,013)
Total estimated amortization expense	0	0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (4,917)	$ (6,013)